Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions

22. Related-Party Transactions

Stockholder Agreement

In connection with the 2012 Change in Control Transaction, TransUnion Holding, GSC and Advent entered into the Major Stockholders’ Agreement. Under the terms of the agreement, GSC and Advent have the right to appoint all members of TransUnion Holding’s board of directors.

Consulting Agreement

In connection with the 2012 Change in Control Transaction, TransUnion Holding, GSC and Advent entered into the Consulting Agreement. Under the terms of the agreement, GSC and Advent are to receive an advisory fee of $250,000 each, increasing 5% annually, in exchange for services provided, including (i) general executive and management services; (ii) identification, support, negotiation and analysis of acquisitions and dispositions; (iii) support, negotiation and analysis of financing alternatives, including in connection with acquisitions, capital expenditures and refinancing of existing debt; (iv) finance functions, including assistance in the preparation of financial projections and monitoring of compliance with financing agreements; (v) human resources functions, including searching and recruiting of executives; and (vi) other services as mutually agreed upon. During 2012, Advent and GSC provided consulting services to TransUnion Holding and the Company accrued fees of $125,000 each for these services.

Other Fees

In connection with the 2012 Change in Control Transaction and the issuance of the 8.125% notes, TransUnion Holding paid acquisition-related and underwriting fees of $11.9 million and $0.2 million to affiliates of GSC and Advent, respectively, and TransUnion Corp. Predecessor paid $1.4 million of acquisition-related fees to affiliates of GSC.

In connection with the 2010 Change in Control Transaction TransUnion Corp. Predecessor paid $13.0 million to Madison Dearborn Partners, LLC and $2.6 million to The Pritzker Organization, L.L.C. in 2010.

Legal Services

TransUnion Corp. Successor paid $0.5 million for the eight months ended December 31, 2012 and TransUnion Corp. Predecessor paid $0.1 million, $1.3 million and $0.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively, to the law firm of Neal, Gerber & Eisenberg LLP for legal services. Marshall E. Eisenberg, a partner in the law firm, is a co-trustee of certain Pritzker family U.S. situs trusts that beneficially owned in excess of 5% of the Company’s common stock prior to the 2012 Change in Control Transaction.

TransUnion Corp. Successor paid $0.4 million for the eight months ended December 31, 2012 and TransUnion Corp. Predecessor paid $3.5 million, $4.4 million and $3.9 million for the four months ended April 30, 2012, and the years ended December 31, 2011 and 2010, respectively, to the law firm of Latham and Watkins LLP. Michael A. Pucker, a partner in the law firm, is an immediate family member of a co-trustee of certain Pritzker family U.S. situs trusts that beneficially owned in excess of 5% of the Company’s common stock prior to the 2012 Change in Control Transaction.

Payables

Other liabilities of both TransUnion Holding and TransUnion Corp. Successor at December 31, 2012, included $3.2 million owed to certain Pritzker family business interests related to tax indemnification payments arising in connection with the 2010 Change in Control Transaction. This amount is subject to future adjustments based on a final determination of tax expense.

Issuances of Common Stock

On December 21, 2012, the Company issued an aggregate of 225,563 shares of common stock to David M. Neenan, the Executive Vice President of our International segment, at a purchase price of $6.65 per share.

On December 31, 2012, the Company issued an aggregate 199,237 shares of common stock to James M. Peck, the President and Chief Executive Officer of the Company, at a purchase price of $6.65 per share.

On April 8, 2011, TransUnion Corp. issued an aggregate of 30,775 shares of common stock to QED Fund I, LP in a private placement transaction at a purchase price of $24.37 per share. Nigel W. Morris, one of the Company’s directors at that time, is the managing member of QED Partners, LLC, the general partner of QED Fund I, LP, and is a 98% limited partner of QED Fund I, LP. Additionally, Mr. Morris is the managing member of QED Investors, LLC, the manager of QED Fund I, LP.

On May 3, 2011, TransUnion Corp. issued an aggregate of 22,500 shares of common stock to Matthew A. Carey, one of the Company’s directors at that time, in a private placement transaction at a purchase price of $24.37 per share.

Investment Purchase

On August 27, 2012, the Company purchased an aggregate 69,625 shares of common stock from Andrew Knight, at that time the Executive Vice President of our International segment, at a purchase price of $10.07 per share, in connection with him leaving the Company.

On November 4, 2011, TransUnion Corp. purchased 318,471 shares of Series A Preferred Stock of L2C, Inc. from QED Fund I, LP at a purchase price of $3.14 per share. Nigel W. Morris, one of the Company’s directors at that time, is the managing member of QED Partners, LLC, the general partner of QED Fund I, LP, and is a 98% limited partner of QED Fund I, LP. Additionally, Mr. Morris is the managing member of QED Investors, LLC, the manager of QED Fund I, LP.

Debt

In connection with the 2010 Change in Control Transaction, TransUnion Corp. borrowed $16.7 million from an entity owned by Pritzker family business interests under the RFC loan. This loan was repaid in 2012 in connection with the 2012 Change in Control Transaction. See Note 2, “Change in Control Transactions,” and Note 13, “Debt,” for additional information.